LAND USE RIGHT (Tables)	12 Months Ended
Dec. 31, 2017
LAND USE RIGHT [Abstract]
Schedule of Land Use Right
	December 31
	2016	2017
	RMB’000	RMB’000	US$’000
Land use right	-	34,057	5,234
Less: accumulated amortization	-	(1,155)	(177)
	-	32,902	5,057